Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Jan. 31, 2025	Oct. 31, 2024
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Business and government	$ 240,405	$ 237,416
Residential mortgages	287,585	287,033
Debt securities measured at FVOCI	92,363	88,905
FVO securities purchased under resale agreements	85,938	86,695
Derivative instruments	38,213	38,352
Obligations related to securities sold short	(20,811)	(24,244)
Obligations related to securities sold under repurchase agreements	(138,675)	(130,042)
Derivative instruments	(41,723)	(41,411)
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	51,934	53,082
Business and government	678	560
Residential mortgages	4	3
Loans measured at FVTPL	682	563
Debt securities measured at FVOCI	91,338	87,885
FVO securities purchased under resale agreements	13,734	17,651
Derivative instruments	38,213	38,352
Total financial assets	279,580	275,004
Deposits and other liabilities	(46,004)	(44,264)
Obligations related to securities sold short	(20,811)	(24,244)
Obligations related to securities sold under repurchase agreements	(12,662)	(8,135)
Derivative instruments	(41,723)	(41,411)
Total financial liabilities	(121,200)	(118,054)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	40,338	40,857
Debt securities measured at FVOCI	75,249	73,123
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	82,982	76,797
Corporate and other debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	4,124	4,640
Debt securities measured at FVOCI	10,414	10,106
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	7,472	7,585
Debt securities measured at FVOCI	5,675	4,656
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,206	6,108
Derivative instruments	(7,163)	(7,273)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	15,816	16,845
Derivative instruments	(15,050)	(14,995)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	36	77
Derivative instruments	(43)	(86)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	10,232	11,541
Derivative instruments	(12,233)	(14,454)
Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,923	3,781
Derivative instruments	(7,234)	(4,603)
Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	697	674
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	5,590	6,222
Debt securities measured at FVOCI	7,855	9,206
Derivative instruments	4,688	5,818
Total financial assets	98,970	95,932
Obligations related to securities sold short	(6,413)	(6,150)
Derivative instruments	(4,711)	(5,263)
Total financial liabilities	(11,124)	(11,413)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	5,590	6,222
Debt securities measured at FVOCI	7,855	9,206
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	80,837	74,686
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1	2
Derivative instruments	(2)	(3)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,627	5,761
Derivative instruments	(4,668)	(5,212)
Level 1 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	60	55
Derivative instruments	(41)	(48)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	45,925	46,365
Business and government	611	485
Residential mortgages	4	3
Loans measured at FVTPL	615	488
Debt securities measured at FVOCI	83,483	78,679
FVO securities purchased under resale agreements	13,734	17,651
Derivative instruments	33,452	32,368
Total financial assets	178,961	177,273
Deposits and other liabilities	(45,471)	(43,788)
Obligations related to securities sold short	(14,398)	(18,094)
Obligations related to securities sold under repurchase agreements	(12,662)	(8,135)
Derivative instruments	(35,790)	(35,005)
Total financial liabilities	(108,321)	(105,022)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	34,748	34,635
Debt securities measured at FVOCI	67,394	63,917
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	1,055	1,048
Level 2 of fair value hierarchy [member] | Corporate and other debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	4,024	4,537
Debt securities measured at FVOCI	10,414	10,106
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	7,153	7,193
Debt securities measured at FVOCI	5,675	4,656
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,189	6,027
Derivative instruments	(5,994)	(6,215)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	15,816	16,845
Derivative instruments	(15,038)	(14,977)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3	41
Derivative instruments	(5)	(45)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,581	5,729
Derivative instruments	(7,560)	(9,213)
Level 2 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,863	3,726
Derivative instruments	(7,193)	(4,555)
Level 2 of fair value hierarchy [member] | Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	697	674
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,649	1,799	$ 1,983	$ 1,304	$ 916
Total financial liabilities	(1,755)	(1,619)	$ (1,558)	$ (1,718)	$ (1,499)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	419	495
Business and government	67	75
Loans measured at FVTPL	67	75
Derivative instruments	73	166
Total financial assets	1,649	1,799
Deposits and other liabilities	(533)	(476)
Derivative instruments	(1,222)	(1,143)
Total financial liabilities	(1,755)	(1,619)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	1,090	1,063
Level 3 of fair value hierarchy [member] | Corporate and other debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	100	103
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL	319	392
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	16	79
Derivative instruments	(1,167)	(1,055)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	(12)	(18)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	33	36
Derivative instruments	(38)	(41)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	24	51
Derivative instruments	$ (5)	$ (29)